NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
NONCONTROLLING INTEREST
NON-CONTROLLING INTEREST

9. NON-CONTROLLING INTEREST

At December 31, 2024, the Company had an effective 99.67% (December 31, 2023 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2023 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been presented separately in the consolidated financial statements.